Income Taxes - Operating Loss Carryforward (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Federal Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 93.8
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 85.0